Investment in Associates and Joint Ventures - Summary of Condensed Consolidated Statements of Income (Detail) - CAD ($) $ / shares in Units, $ in Millions		3 Months Ended
		Jan. 31, 2020	Dec. 31, 2019	Jan. 31, 2019	Dec. 31, 2018
Revenues
Net interest revenue	[1]	$ 10,394		$ 10,544
Fee-based and other revenue		(156)		68
Total revenue		10,609		9,998
Operating expenses
Employee compensation and benefits		3,033		2,852
Provision for income taxes		659		503
Net income	[2]	$ 2,989		$ 2,410
Earnings per share - basic (Canadian dollars)		$ 1.61		$ 1.27
Earnings per share - diluted (Canadian dollars)		$ 1.61		$ 1.27
TD Ameritrade [member]
Revenues
Net interest revenue			$ 474		$ 497
Fee-based and other revenue			1,230		1,506
Total revenue			1,704		2,003
Operating expenses
Employee compensation and benefits			437		419
Other			579		532
Total operating expenses			1,016		951
Other expense (income)			40		24
Pre-tax income			648		1,028
Provision for income taxes			148		230
Net income			$ 500		$ 798
Earnings per share - basic (Canadian dollars)			$ 0.92		$ 1.42
Earnings per share - diluted (Canadian dollars)			$ 0.92		$ 1.41

[1]	Includes $8,602 million and $8,685 million, for the three months ended January 31, 2020 and January 31, 2019, respectively, which have been calculated based on the effective interest rate method. Refer to Note 20.
[2]	The amounts are net of income tax provisions (recoveries) presented in the following table.